Income Taxes - Provision for Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Currently payable
Federal	$ 1,022	$ 1,192	$ 1,338
State	59	75	101
International	722	733	566
Tax Cuts and Jobs Act (TCJA) non-current transition tax provision	623
Deferred
Federal	162	(3)	(55)
State	15	9	6
International	76	(11)	26
Total provision for income taxes	$ 2,679	$ 1,995	$ 1,982